Derivative Financial Instruments	12 Months Ended
Mar. 31, 2013
Derivative Financial Instruments

17.    Derivative Financial Instruments

KONAMI uses foreign exchange forward contracts with terms ranging from 3 to 6 months to reduce its exposure to short-term movements in the exchange rates applicable to firm funding commitments denominated in currencies other than Japanese yen. KONAMI does not hold derivative financial instruments for trading purposes.

The location and fair value amounts of derivative instruments reported in the consolidated statement of financial position as of March 31, 2012 and 2013 were as follows:

	Millions of Yen
	Asset derivatives				Liability derivatives
	2012		2013		2012		2013
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	—	—	Other current liabilities	¥(0)	—	—

Total derivatives		—		—		¥(0)		—

The aggregate notional amount of forward exchange contracts at March 31, 2012 was ¥493 million.

KONAMI does not designate the foreign exchange forward contracts as hedges. The gain or loss recognized in earnings on derivatives for the year ended March 31, 2012 and 2013 were as follows:

	Location of gain or loss recognized in Income on Derivative	Millions of Yen
		For the year ended March 31, 2012	For the year ended March 31, 2013
Derivatives not designated as hedging instruments:
Forward exchange contracts	Foreign currency exchange gain (loss), net	¥87	¥(87)

Total		¥87	¥(87)

Foreign exchange net gain or losses, including those on these forward exchange contracts, for the years ended March 31, 2011, 2012 and 2013 were loss of ¥342 million, gain of ¥331 million and gain of ¥1,285 million, respectively.